Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of estimated fair value measurements of assets and liabilities
The following table summarizes the estimated fair values of our commodity derivative assets and liabilities reported in our consolidated balance sheet at the dates indicated:

	March 31, 2019		March 31, 2018
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
	(in thousands)
Level 1 measurements	$3,754	$(1,349)	$2,835	$(4,406)
Level 2 measurements	8,882	(5,119)	7,013	(11,503)
	12,636	(6,468)	9,848	(15,909)

Netting of counterparty contracts (1)	(1,577)	1,577	(664)	664
Net cash collateral provided (held)	1,740	(208)	(4,718)	3,742
Commodity derivatives	$12,799	$(5,099)	$4,466	$(11,503)

(1)
Relates to commodity derivative assets and liabilities that are expected to be net settled on an exchange or through a netting arrangement with the counterparty. Our physical contracts that do not qualify as normal purchase normal sale transactions are not subject to such netting arrangements.

Schedule of location of commodity derivative assets and liabilities reported in the consolidated balance sheets
The following table summarizes the accounts that include our commodity derivative assets and liabilities in our consolidated balance sheets at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Prepaid expenses and other current assets	$12,799	$4,466
Accrued expenses and other payables	(4,960)	(8,321)
Other noncurrent liabilities	(139)	(3,182)
Net commodity derivative asset (liability)	$7,700	$(7,037)

Schedule of open commodity derivative contract positions
The following table summarizes our open commodity derivative contract positions at the dates indicated. We do not account for these derivatives as hedges.

Contracts	Settlement Period	Net Long (Short) Notional Units (in barrels)	Fair Value of Net Assets (Liabilities)
		(in thousands)
At March 31, 2019:
Crude oil fixed-price (1)	April 2019–December 2020	(1,961)	979
Propane fixed-price (1)	April 2019–March 2020	198	608
Refined products fixed-price (1)	April 2019–January 2021	(177)	376
Other	April 2019–March 2022		4,205
			6,168
Net cash collateral provided			1,532
Net commodity derivative asset			$7,700

At March 31, 2018:
Cross-commodity (2)	April 2018–March 2019	155	$(430)
Crude oil fixed-price (1)	April 2018–December 2019	(1,376)	$(8,960)
Crude oil index (1)	April 2018–April 2018	(10)	$(6)
Propane fixed-price (1)	April 2018–February 2019	14	1,849
Refined products fixed-price (1)	April 2018–January 2020	(229)	215
Refined products index (1)	April 2018–April 2018	(4)	(17)
Other	April 2018–March 2022		1,288
			(6,061)
Net cash collateral held			(976)
Net commodity derivative liability			$(7,037)

(1)
We may have fixed price physical purchases, including inventory, offset by floating price physical sales or floating price physical purchases offset by fixed price physical sales. These contracts are derivatives we have entered into as an economic hedge against the risk of mismatches between fixed and floating price physical obligations.

(2)
We may purchase or sell a physical commodity where the underlying contract pricing mechanisms are tied to different commodity price indices. These contracts are derivatives we have entered into as an economic hedge against the risk of one commodity price moving relative to another commodity price.

Amounts in the tables above do not include commodity derivative contract positions related to Mid-Con, Gas Blending and TPSL, as these amounts have been classified as current and noncurrent assets and liabilities held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 1 and Note 17). In addition, amounts in the tables above do not include commodity derivative contract positions related to our former Retail Propane segment, as these amounts have been classified as current assets held for sale within our March 31, 2018 consolidated balance sheet (see Note 1 and Note 17).

Schedule of net gains (losses) from commodity derivatives
The following table summarizes the net gains (losses) recorded from our commodity derivatives to revenues and cost of sales in our consolidated statements of operations for the periods indicated (in thousands):

Year Ended March 31,
2019	$10,817
2018	$(41,263)
2017	$(15,376)

Amounts in the table above do not include net gains (losses) from our commodity derivatives related to Mid-Con, Gas Blending, TPSL and our former Retail Propane segment, as these amounts have been classified as discontinued operations within our consolidated statements of operations for all periods presented (see Note 1 and Note 17).

Schedule of fair value estimates of fixed-rate notes	The following table provides fair values estimates of our fixed-rate notes at March 31, 2019 (in thousands):

Senior Unsecured Notes:
2023 Notes	$626,621
2025 Notes	$375,126